UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      July 23, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    70037

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BHP BILLITON PLC  ADR          ADRS STOCKS      05545E209      968    21276 SH       SOLE                  21276        0        0
D CF INDS HLDGS INC  COM STK     COMMON STOCK     125269100      741    10000 SH       SOLE                  10000        0        0
D CITIGROUP INC  COM STK         OPTIONS - PUTS   99OBP3694     4440  1495100 SH  PUT  SOLE                1495100        0        0
D CITIGROUP INC  COM STK         OPTIONS - PUTS   99OBP36C7      542   182500 SH  PUT  SOLE                 182500        0        0
D CITIGROUP INC  COM STK         OPTIONS - PUTS   99OBYM353     9458  3184500 SH  PUT  SOLE                3184500        0        0
D EMULEX CORP COM NEW            COMMON STOCK     292475209     1076   110000 SH       SOLE                 110000        0        0
D LIGAND PHARMACEUTICA LS INC CL COMMON STOCK     53220K207     1646   575516 SH       SOLE                 575516        0        0
D PEPSI BOTTLING GROUP  INC COM  COMMON STOCK     713409100     1838    54300 SH       SOLE                  54300        0        0
D SCHERING PLOUGH CORP  COM STK  COMMON STOCK     806605101     7177   285694 SH       SOLE                 285694        0        0
D SUN MICROSYSTEMS INC  COM STK  COMMON STOCK     866810203    17128  1857712 SH       SOLE                1857712        0        0
D WYETH SHS                      COMMON STOCK     983024100    22753   501277 SH       SOLE                 501277        0        0
D WYETH SHS                      OPTIONS - CALLS  99OBS4GG2     2270    50000 SH  CALL SOLE                  50000        0        0
S REPORT SUMMARY                 12 DATA RECORDS               70037        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED